Fair Values of Financial Instruments (Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 20,967		$ 23,007
Real estate owned	2,215		300
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	20,967
Fair Value Measurements, Valuation Techniques	Appraisal of collateral (1)	[1]
Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate owned	$ 2,215
Fair Value Measurements, Valuation Techniques	Appraisal of collateral (1)	[1]
Fair Value Measurements, Significant Assumptions	Appraisal adjustments (2)	[2]
Appraisal Adjustments [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	0.00%
Appraisal Adjustments [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Significant Assumptions	Appraisal adjustments (2)	[2]
Appraisal Adjustments [Member] | Impaired Loans [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	10.00%
Appraisal Adjustments [Member] | Other Real Estate Owned [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	0.00%
Appraisal Adjustments [Member] | Other Real Estate Owned [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	20.00%
Liquidation Expenses [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Significant Assumptions	Liquidation expenses (3)	[3]
Liquidation Expenses [Member] | Impaired Loans [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	0.00%
Liquidation Expenses [Member] | Impaired Loans [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	10.00%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.
[3]	Includes qualitative adjustments by management and estimated liquidation expenses.